Contract liabilities - Significant Changes in Contract Liabilities (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Increase (Decrease) in Contract Liabilities [Roll Forward]
As at 1 April	£ 1,160	£ 1,158
Exchange adjustments	29	(65)
Revenue recognised that was included in the contract liability balance at the beginning of the period	(53)	(96)
Increases due to cash received, excluding amounts recognised as revenue during the period	510	262
Reclassification to held for sale (note 10)	(174)	(99)
At 31 March	£ 1,472	£ 1,160